Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 368,039
Financial instruments fair value	368,574	$ 91,853
Maturities Over 12 months	333,725
Maturities Upto12 Months	5,486
No maturity	29,363
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,681,223	334,783
Financial instruments fair value	346,130	63,401
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	9,241	6,370
Financial instruments fair value	9,241	6,370
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value original currency	1,098,602	1,826,954
Financial instruments fair value	13,203	22,082
Government Bonds Brazil [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	309,331
Financial instruments fair value	309,353	163
Maturities Over 12 months	309,353
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	309,331
Financial instruments fair value	309,353	163
Maturities Over 12 months	309,353
Bill Of Credit L C [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	1
Financial instruments fair value	1	138
Maturities Upto12 Months	1
Certificate Of Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	5,760
Financial instruments fair value	5,770	3,712
Maturities Over 12 months	369
Maturities Upto12 Months	5,401
Real Estate And Agri Business Letter Of Credit [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	186
Financial instruments fair value	186	1,197
Maturities Over 12 months	102
Maturities Upto12 Months	84
Corporate Bond And Debenturest [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	23,937
Financial instruments fair value	23,667	46,680
Maturities Over 12 months	23,667
Equity Instrumentt [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	12,426
Financial instruments fair value	13,199	22,082
No maturity	13,199
Investment funds [member]
IfrsStatementLineItems [Line Items]
Amortized Cost	16,164
Financial instruments fair value	16,164
No maturity	16,164
Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial instruments fair value		905
Real Estate And Agribusiness Certificate Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	234
Financial instruments fair value	234	16,976
Maturities Over 12 months	234
Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	58,708
Financial instruments fair value	59,221	$ 91,690
Maturities Over 12 months	24,372
Maturities Upto12 Months	5,486
No maturity	$ 29,363